INVESTMENT IN AN ASSOCIATED COMPANY (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about changes in investment explanatory [Table Text Block]
IGC
Balance - December 31, 2016	4,992,823
Additional investments in IGC	3,077,171
Dilution gain	503,543
Share of equity loss	(994,548)
Balance - December 31, 2017	7,578,989
Additional investments in IGC	2,265,157
Dilution loss	(577,963)
Share of equity income	98,919,337
Equity investment share based payments	246,718
Distributions received	(89,489,936)
Loss on derecognition of an investment in associated entity	(18,030,825)
Derecognized as an investment in associated entity	(911,477)
Balance - December 31, 2018	$-

Disclosure of detailed information about associates [Table Text Block]
IGC	December 31, 2018	December 31, 2017
Aggregate assets	N/A	$6,127,735
Aggregate liabilities	N/A	(1,108,694)
Income (loss) for the year	N/A	(2,713,490)
The Company's ownership %	19.9%	41%
The Company's share of income (loss) for the year	98,919,337	(994,548)